                                        File No. 33-79170, 811-8524
                                        Filed under Rule 497(e)


EQUITABLE LIFE INSURANCE COMPANY OF IOWA



                               PROFILE
                                 AND
                        PROSPECTUS SUPPLEMENT
                           APRIL 28, 2000


                               to the


       EQUI-SELECT/R/ VARIABLE ANNUITY PROFILE AND PROSPECTUS


    Dated May 1, 1999, as amended June 30, 1999, July 21, 1999
               December 10, 1999 and March 10, 2000




Effective April 28, 2000, Prudential Investment Corporation became Portfolio Manager to the Real Estate Series.

This supplement should be retained with your Equitable Life Insurance Company of Iowa Profile and Prospectus.